UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21702

Name of Fund: BlackRock Health Sciences Trust (BME)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Health Sciences Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 10/31/2011

Date of reporting period: 01/31/2011

Item 1	–	Schedule of Investments

Schedule of Investments January 31, 2011 (Unaudited)	BlackRock Health Sciences Trust (BME)
(Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
Biotechnology – 13.9%
3SBio, Inc. - ADR(a)(b)	42,000	$675,780
Alexion Pharmaceuticals, Inc.(a)(b)	24,800	2,078,736
Amgen, Inc.(a)(b)	92,300	5,083,884
Ariad Pharmaceuticals, Inc.(a)	39,300	250,538
Arqule, Inc.(a)	32,100	196,773
Biogen Idec, Inc.(a)(b)	15,500	1,014,785
BioMarin Pharmaceutical, Inc.(a)(b)	91,800	2,333,556
Celera Corp.(a)	34,100	210,909
Celgene Corp.(a)(b)	43,800	2,257,014
Cepheid, Inc.(a)(b)	24,900	591,624
Cubist Pharmaceuticals, Inc.(a)(b)	28,700	629,678
Gilead Sciences, Inc.(a)(b)	136,160	5,225,821
Human Genome Sciences, Inc.(a)(b)	79,700	1,933,522
Ironwood Pharmaceuticals, Inc.(a)	29,300	316,147
Momenta Pharmaceuticals, Inc.(b)	46,200	590,898
Myriad Genetics, Inc.(a)(b)	93,100	1,858,276
United Therapeutics Corp.(a)(b)	39,900	2,712,402
Vertex Pharmaceuticals, Inc.(a)(b)	20,700	805,023

		28,765,366

Health Care Equipment & Supplies – 23.0%
ABIOMED, Inc.(a)	3,400	33,320
Alere, Inc.(a)(b)	30,800	1,206,436
American Medical Systems Holdings, Inc.(a)(b)	90,500	1,766,560
Arthrocare Corp.(a)	7,700	215,523
Baxter International, Inc.(b)	105,300	5,105,997
Becton Dickinson & Co.(b)	62,400	5,176,080
Boston Scientific Corp.(a)(b)	97,600	681,248
China Medical Technologies, Inc. - ADR(a)(b)	29,500	362,260
CONMED Corp.(a)	23,600	616,196
Cooper Cos., Inc. (The)(b)	65,500	3,755,770
Covidien Plc	108,900	5,169,483
CR Bard, Inc.(b)	11,200	1,056,720
Edwards Lifesciences Corp.(a)(b)	17,700	1,491,933
Gen-Probe, Inc.(a)(b)	81,400	5,119,246
Given Imaging Ltd.(a)	4,000	67,080
Haemonetics Corp.(a)(b)	25,100	1,489,434
Hologic, Inc.(a)(b)	234,900	4,679,208
Integra LifeSciences Holdings Corp.(a)(b)	26,600	1,233,708
Masimo Corp.(b)	28,100	842,298
Medtronic, Inc.(b)	82,100	3,146,072
Natus Medical, Inc.(a)	20,700	311,742
St. Jude Medical, Inc.(a)(b)	29,100	1,178,550
Straumann Holding AG	4,300	1,053,806
Sysmex Corp.	7,800	509,901
Varian Medical Systems, Inc.(a)(b)	22,400	1,513,568

		47,782,139

Health Care Providers & Services – 28.1%
Aetna, Inc.(b)	166,800	5,494,392
AmerisourceBergen Corp.(b)	34,600	1,240,756
Cardinal Health, Inc.(b)	102,300	4,246,473
Community Health Systems, Inc.(a)(b)	15,000	526,800
DaVita, Inc.(a)(b)	78,600	5,804,610
Express Scripts, Inc.(a)(b)	112,360	6,329,239
Fleury SA(b)	46,200	692,882
Fresenius Medical Care AG & Co. KGaA(b)	127,900	7,482,411
Health Management Associates, Inc., Class A(a)(b)	90,000	819,000
Henry Schein, Inc.(a)(b)	69,500	4,563,370
Laboratory Corp. of America Holdings(a)(b)	48,200	4,333,662
McKesson Corp.(b)	16,200	1,217,754
Medco Health Solutions, Inc.(a)(b)	86,810	5,297,146
PSS World Medical, Inc.(a)(b)	36,200	862,646
Sinopharm Group Co. - H Shares	218,300	775,507
Tenet Healthcare Corp.(a)(b)	313,400	2,084,110
UnitedHealth Group, Inc.(b)	159,700	6,555,685

		58,326,443

Life Sciences Tools & Services – 9.1%
Agilent Technologies, Inc.(a)(b)	70,000	2,928,100
Dionex Corp.(a)	26,300	3,102,874
Life Technologies Corp.(a)(b)	44,100	2,394,189
Lonza Group AG	14,500	1,142,898
Mettler-Toledo International, Inc.(a)(b)	34,600	5,161,974
Pharmaceutical Product Development, Inc.(b)	37,400	1,089,836
ShangPharma Corp. - ADR(a)	27,300	358,176
Tecan Group AG(b)	17,600	1,498,051
Thermo Fisher Scientific, Inc.(a)(b)	21,500	1,231,305

		18,907,403

Machinery – 1.5%
Danaher Corp.(b)	39,000	1,796,340
Pall Corp.(b)	21,800	1,207,938

		3,004,278

Pharmaceuticals – 20.7%
Abbott Laboratories(b)	68,200	3,079,912
Allergan, Inc.(b)	57,500	4,060,075
Bayer AG(b)	46,300	3,418,767
Bristol-Myers Squibb Co.(b)	120,900	3,044,262
GlaxoSmithKline Plc(b)	60,900	1,099,629
Glenmark Pharmaceuticals Ltd.(a)	81,300	545,442
Hospira, Inc.(a)(b)	33,500	1,850,205
Impax Laboratories, Inc.(a)(b)	65,600	1,523,232
Johnson & Johnson(b)	86,570	5,174,289
Merck & Co., Inc.(b)	62,300	2,066,491
Mylan, Inc.(a)(b)	198,800	4,604,208
Novartis AG(b)	52,200	2,905,964
Pfizer, Inc.(b)	371,300	6,765,085
Watson Pharmaceuticals, Inc.(a)(b)	51,800	2,824,135

		42,961,696

Total Long-Term Investments (Cost – $178,551,551) – 96.3%		199,747,325

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class,
0.17%(c)(d)	10,580,569	10,580,569

Total Short-Term Securities (Cost – $10,580,569) – 5.1%		10,580,569

Total Investments Before Outstanding Options Written (Cost – $189,132,120*) – 101.4%		210,327,894

	Contracts
Options Written
Exchange-Traded Call Options Written – (0.6)%
3SBio, Inc. - ADR, Strike Price USD 17.50, Expires 3/21/11	30	(975)
Abbott Laboratories, Strike Price USD 49, Expires 2/22/11	375	(750)

JANUARY 31, 2011	1

Schedule of Investments (continued)	BlackRock Health Sciences Trust (BME)
(Percentages shown are based on Net Assets)

	Contracts	Value
Options Written
Exchange-Traded Call Options Written (continued)
Aetna, Inc., Strike Price USD 31, Expires 2/22/11	260	$(58,110)
Aetna, Inc., Strike Price USD 34, Expires 3/21/11	260	(20,800)
Agilent Technologies, Inc., Strike Price USD 44, Expires 2/22/11	50	(2,275)
Agilent Technologies, Inc., Strike Price USD 41, Expires 2/22/11	40	(7,020)
Agilent Technologies, Inc., Strike Price USD 43, Expires 2/22/11	10	(755)
Agilent Technologies, Inc., Strike Price USD 44, Expires 3/21/11	130	(11,375)
Alere, Inc., Strike Price USD 36, Expires 2/22/11	100	(37,000)
Alexion Pharmaceuticals, Inc., Strike Price USD 85, Expires 2/21/11	35	(8,575)
Alexion Pharmaceuticals, Inc., Strike Price USD 80, Expires 2/22/11	50	(26,750)
Allergan, Inc., Strike Price USD 70, Expires 2/22/11	30	(5,925)
Allergan, Inc., Strike Price USD 72.50, Expires 3/21/11	160	(24,000)
American Medical Systems Holdings, Inc., Strike Price USD 20, Expires 2/22/11	285	(10,688)
AmerisourceBergen Corp., Strike Price USD 34, Expires 2/22/11	110	(23,650)
Amgen, Inc., Strike Price USD 57.50, Expires 2/22/11	50	(925)
Amgen, Inc., Strike Price USD 57.50, Expires 3/21/11	310	(19,065)
Baxter International, Inc., Strike Price USD 52.50, Expires 2/22/11	300	(1,500)
Baxter International, Inc., Strike Price USD 50, Expires 2/22/11	50	(1,500)
Becton Dickinson & Co., Strike Price USD 85, Expires 2/22/11	70	(3,150)
Becton Dickinson & Co., Strike Price USD 85, Expires 3/21/11	130	(10,075)
Biogen Idec, Inc., Strike Price USD 70, Expires 4/18/11	50	(6,875)
Boston Scientific Corp., Strike Price USD 8, Expires 2/22/11	976	(3,904)
Bristol-Myers Squibb Co., Strike Price USD 26, Expires 2/22/11	445	(4,673)
Cardinal Health, Inc., Strike Price USD 40, Expires 2/22/11	35	(7,263)
Cardinal Health, Inc., Strike Price USD 41, Expires 3/21/11	100	(18,750)
Cardinal Health, Inc., Strike Price USD 42, Expires 3/21/11	205	(27,163)
Celgene Corp., Strike Price USD 60, Expires 2/22/11	150	(975)
Cepheid, Inc., Strike Price USD 25, Expires 3/21/11	80	(8,200)
China Medical Technologies, Inc. - ADR, Strike Price USD 12, Expires 2/22/11	100	(7,500)
Community Health Systems, Inc., Strike Price USD 36, Expires 3/21/11	50	(7,125)
Cooper Cos., Inc. (The), Strike Price USD 60, Expires 2/21/11	60	(2,400)
Cooper Cos., Inc. (The), Strike Price USD 60, Expires 5/23/11	150	(34,500)
Covidien Plc, Strike Price USD 50, Expires 3/21/11	140	(11,550)
Covidien Plc, Strike Price USD 47.50, Expires 4/18/11	220	(48,400)
CR Bard, Inc., Strike Price USD 95, Expires 3/21/11	45	(10,575)
Cubist Pharmaceuticals, Inc., Strike Price USD 23, Expires 3/21/11	95	(6,175)
Danaher Corp., Strike Price USD 47, Expires 2/21/11	115	(5,175)
Danaher Corp., Strike Price USD 48, Expires 2/22/11	20	(300)
Edwards Lifesciences Corp., Strike Price USD 70, Expires 2/22/11	50	(73,500)
Express Scripts, Inc., Strike Price USD 57.50, Expires 2/22/11	250	(25,750)
Express Scripts, Inc., Strike Price USD 55, Expires 2/22/11	60	(14,400)
Gen-Probe, Inc., Strike Price USD 60, Expires 2/22/11	207	(75,555)
Gilead Sciences, Inc., Strike Price USD 40, Expires 2/21/11	270	(6,075)
Gilead Sciences, Inc., Strike Price USD 39, Expires 2/21/11	450	(23,625)
Haemonetics Corp., Strike Price USD 60, Expires 3/21/11	22	(3,960)
Health Management Associates, Inc., Class A, Strike Price USD 9, Expires 2/22/11	80	(3,400)
Hologic, Inc., Strike Price USD 19, Expires 2/22/11	200	(24,500)
Hologic, Inc., Strike Price USD 20, Expires 3/21/11	570	(51,300)
Hospira, Inc., Strike Price USD 60, Expires 5/23/11	30	(3,675)
Human Genome Sciences, Inc., Strike Price USD 25, Expires 2/22/11	130	(6,565)
Human Genome Sciences, Inc., Strike Price USD 27, Expires 4/18/11	130	(19,045)
Impax Laboratories, Inc., Strike Price USD 22.50, Expires 3/21/11	190	(32,775)
Integra LifeSciences Holdings Corp., Strike Price USD 50, Expires 6/20/11	80	(15,200)
Laboratory Corp. of America Holdings, Strike Price USD 85, Expires 2/22/11	17	(9,605)
Laboratory Corp. of America Holdings, Strike Price USD 90, Expires 2/22/11	75	(15,563)
Laboratory Corp. of America Holdings, Strike Price USD 95, Expires 5/23/11	65	(13,975)
Life Technologies Corp., Strike Price USD 55, Expires 2/22/11	60	(7,650)
Life Technologies Corp., Strike Price USD 55, Expires 5/23/11	85	(25,713)
Masimo Corp., Strike Price USD 30, Expires 2/21/11	60	(6,600)
McKesson Corp., Strike Price USD 75, Expires 5/23/11	55	(22,275)
Medco Health Solutions, Inc., Strike Price USD 65, Expires 3/21/11	285	(22,800)
Medtronic, Inc., Strike Price USD 37, Expires 2/22/11	60	(9,750)
Medtronic, Inc., Strike Price USD 38, Expires 2/22/11	210	(19,320)
Merck & Co., Inc., Strike Price USD 34, Expires 2/21/11	205	(6,150)
Momenta Pharmaceuticals, Inc., Strike Price USD 15, Expires 2/21/11	150	(2,250)
Mylan, Inc., Strike Price USD 22, Expires 2/22/11	200	(28,200)
Mylan, Inc., Strike Price USD 24, Expires 3/21/11	450	(32,175)

2	JANUARY 31, 2011

Schedule of Investments (continued)	BlackRock Health Sciences Trust (BME)
(Percentages shown are based on Net Assets)

	Contracts	Value
Options Written
Exchange-Traded Call Options Written (continued)
Myriad Genetics, Inc., Strike Price USD 24, Expires 2/22/11	100	$(1,500)
Myriad Genetics, Inc., Strike Price USD 23, Expires 3/21/11	150	(3,750)
Myriad Genetics, Inc., Strike Price USD 24, Expires 3/21/11	100	(1,500)
Pall Corp., Strike Price USD 55, Expires 3/21/11	90	(21,375)
Pfizer, Inc., Strike Price USD 19, Expires 3/21/11	150	(3,450)
Pharmaceutical Product Development, Inc., Strike Price USD 30, Expires 4/18/11	120	(12,000)
PSS World Medical, Inc., Strike Price USD 25, Expires 5/23/11	120	(11,700)
Tenet Healthcare Corp., Strike Price USD 7, Expires 2/22/11	250	(1,875)
UnitedHealth Group, Inc., Strike Price USD 41, Expires 2/21/11	530	(53,265)
Varian Medical Systems, Inc., Strike Price USD 75, Expires 5/23/11	65	(6,013)
Vertex Pharmaceuticals, Inc., Strike Price USD 41, Expires 3/21/11	70	(7,000)
Watson Pharmaceuticals, Inc., Strike Price USD 55, Expires 2/22/11	20	(2,200)
Watson Pharmaceuticals, Inc., Strike Price USD 55, Expires 5/23/11	130	(34,450)

Total Exchange-Traded Call Options Written		(1,247,795)

Exchange-Traded Put Options Written – 0.0%
Dendreon Corp., Strike Price USD 35, Expires 2/21/11	148	(15,318)
Momenta Pharmaceuticals, Inc., Strike Price USD 13, Expires 2/21/11	300	(21,750)
Waters Corp., Strike Price USD 75, Expires 2/21/11	70	(5,775)

Total Exchange-Traded Put Options Written		(42,843)

Over-the-Counter Call Options Written – (0.3)%
Bayer AG, Strike Price EUR 56, Expires 2/21/11, Broker Morgan Stanley & Co., Inc.	105	(7,120)
Bayer AG, Strike Price EUR 55.52, Expires 3/30/11, Broker Societe General Securities Corp.	3,400	(5,754)
BioMarin Pharmaceutical, Inc., Strike Price USD 27.50, Expires 2/22/11, Broker Jefferies & Co., Inc.	75	(2,790)
BioMarin Pharmaceutical, Inc., Strike Price USD 26, Expires 2/28/11, Broker Barclays Capital, Inc.	25,000	(16,794)
DaVita, Inc., Strike Price USD 71.71, Expires 2/03/11, Broker Morgan Stanley & Co., Inc.	25,500	(54,659)
Express Scripts, Inc., Strike Price USD 59, Expires 3/21/11, Broker Jefferies & Co., Inc.	60	(5,646)
Fleury SA, Strike Price USD 26.16, Expires 3/01/11, Broker Citigroup Global Markets, Inc.	12,000	(2,868)
Fresenius Medical Care AG & Co. KGaA, Strike Price EUR 42.29, Expires 3/16/11, Broker Societe General Securities Corp.	19,000	(34,311)
Fresenius Medical Care AG & Co. KGaA, Strike Price EUR 43, Expires 3/21/11, Broker Morgan Stanley & Co., Inc.	190	(28,709)
Fresenius Medical Care AG & Co. KGaA, Strike Price EUR 42.29, Expires 3/23/11, Broker Societe General Securities Corp.	19,000	(36,507)
Gen-Probe, Inc., Strike Price USD 50.70, Expires 2/03/11, Broker Morgan Stanley & Co., Inc.	12,200	(148,702)
GlaxoSmithKline Plc, Strike Price GBP 12.65, Expires 2/08/11, Broker Credit Suisse First Boston	16,000	(34)
Health Management Associates, Inc., Class A, Strike Price USD 9.25, Expires 2/22/11, Broker Jefferies & Co., Inc.	280	(7,851)
Henry Schein, Inc., Strike Price USD 67.50, Expires 4/18/11, Broker Jefferies & Co., Inc.	230	(29,146)
Hospira, Inc., Strike Price USD 56, Expires 2/22/11, Broker Jefferies & Co., Inc.	80	(9,823)
Johnson & Johnson, Strike Price USD 62.75, Expires 2/03/11, Broker Jefferies & Co., Inc.	300	–
Johnson & Johnson, Strike Price USD 61, Expires 4/08/11, Broker Goldman Sachs & Co.	7,000	(4,032)
Mettler-Toledo International, Inc., Strike Price USD 154.02, Expires 2/15/11, Broker Morgan Stanley & Co., Inc.	13,500	(13,770)
Novartis AG, Strike Price CHF 56, Expires 2/21/11, Broker Morgan Stanley & Co., Inc.	170	(1,577)
Pfizer, Inc., Strike Price USD 17.40, Expires 2/07/11, Broker Jefferies & Co., Inc.	1,135	(93,855)
St. Jude Medical, Inc., Strike Price USD 43.25, Expires 2/21/11, Broker Jefferies & Co., Inc.	95	(1,455)
Tecan Group AG, Strike Price CHF 75.66, Expires 2/08/11, Broker Citigroup Global Markets, Inc.	3,100	(15,422)
Tecan Group AG, Strike Price CHF 77.16, Expires 3/03/11, Broker Citigroup Global Markets, Inc.	3,100	(12,718)
Thermo Fisher Scientific, Inc., Strike Price USD 56.68, Expires 2/15/11, Broker UBS Securities LLC	21,500	(29,904)
United Therapeutics Corp., Strike Price USD 68.14, Expires 3/08/11, Broker UBS Securities LLC	13,000	(31,847)

Total Over-the-Counter Call Options Written		(595,294)

Over-the-Counter Put Options Written – 0.0%
Zimmer Holdings, Inc., Strike Price USD 58.50, Expires 2/21/11, Broker Jefferies & Co., Inc.	175	(17,500)

Total Options Written (Premiums Received – $1,843,904) – (0.9)%		(1,903,432)

Total Investments Net of Outstanding Options Written – 100.5%		208,424,462
Liabilities in Excess of Other Assets – (0.5)%		(1,096,939)

Net Assets – 100.0%		$207,327,523

*	The cost and unrealized appreciation (depreciation) of investments as of January 31, 2011 as computed for federal income tax purposes, were as follows:

Aggregate cost	$191,549,439

Gross unrealized appreciation	$20,147,245
Gross unrealized depreciation	(1,368,790)

Net unrealized appreciation	$18,778,455

JANUARY 31, 2011	3

Schedule of Investments (concluded)	BlackRock Health Sciences Trust (BME)

(a)	Non-income producing security.
(b)	Security, or a portion thereof, pledged/held as collateral for outstanding options written.
(c)	Represents the current yield as of report date.
(d)	Investments in companies considered to be an affiliate of the Trust during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at October 31, 2010	Net Activity	Shares Held at January 31, 2011	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	14,067,561	(3,486,992)	10,580,569	$5,810

•	Foreign currency exchange contracts as of January 31, 2011 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CHF	283,000	USD	298,825	Deutsche Bank Securities	2/01/11	$963
CHF	326,000	USD	345,430	Deutsche Bank Securities	2/03/11	(81)
CHF	398,000	USD	422,420	Citigroup Global Markets	2/02/11	(810)
USD	1,371	EUR	1,000	Deutsche Bank Securities	2/02/11	2

Total						$74

•

For Trust compliance purposes, the Trust’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Trust management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments and derivatives, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available In the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivatives)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivatives and other significant accounting policies, please refer to the Trust’s most recent financial statements as contained in its annual report.

The following tables summarize the inputs used as of January 31, 2011 in determining the fair valuation of the Trust’s investments and derivatives:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Long Term Investments:
Common Stocks:
Biotechnology	$28,765,366	–	–	$28,765,366
Health Care Equipment & Supplies	46,218,432	$1,563,707	–	47,782,139
Health Care Providers & Services	50,068,525	8,257,918	–	58,326,443
Life Sciences Tools & Services	17,764,505	1,142,898	–	18,907,403
Machinery	3,004,278	–	–	3,004,278
Pharmaceuticals	34,991,894	7,969,802	–	42,961,696
Short-Term Securities	10,580,569	–	–	10,580,569

Total	$191,393,569	$18,934,325	–	$210,327,894

	Derivative Financial Instruments[1]
Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Foreign currency exchange contracts	$2	$963	–	$965
Liabilities:
Equity contracts.	(1,290,635)	(612,797)	–	(1,903,432)
Foreign currency exchange contracts	–	(891)	–	(891)

Total	$(1,290,633)	$(612,725)	–	$(1,903,358)

[1]

Derivative financial instruments are foreign currency exchange contracts and options. Foreign currency exchange contracts are valued at the unrealized appreciation/ depreciation on the instrument and options are shown at value.

4	JANUARY 31, 2011

Item 2	–	Controls and Procedures

2(a)	–	The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b)	–	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3	–	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Health Sciences Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Health Sciences Trust

Date: March 25, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Health Sciences Trust

Date: March 25, 2011

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of BlackRock Health Sciences Trust

Date: March 25, 2011